Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2021
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements

Significant Accounting Policies

A discussion of the Company’s significant accounting policies can be found in Note 2 of the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2020, filed with the SEC on March 5, 2021. There have been no material changes to these policies in the six months ended June 30, 2021, except for those discussed below.

Pool Revenues Accounting: The Company’s tankers vessels have been employed since their acquisition under time and voyage charter contracts, while in June 2021, the Company has also entered into a pool arrangement for one of its vessels. For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessel, is determined in accordance with an agreed-upon formula, which is determined by the margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating lease on the accrual basis and is recognized in the period in which the variability is resolved. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material.

Stock Options Accounting: The Company grants stock options as incentive-based compensation to certain of its officers, in accordance with the terms of the Company’s Equity Incentive Plan. Stock-based compensation awards that are classified as equity and do not contain any market, service or performance conditions, are recognized on the grant date with a corresponding credit to equity and are measured at fair value. The compensation cost of the Company’s stock-based compensation awards is included in general and administrative expenses in the unaudited interim consolidated statement of operations.

Accounting for Rent Concessions Related to the COVID-19 Pandemic: The FASB has provided accounting elections for entities that provide or receive rent concessions (e.g., deferral of lease payments, reduced future lease payments) due to the COVID-19 pandemic. Entities are allowed to elect to not evaluate whether a concession provided by a lessor due to COVID-19 is a lease modification. An entity that makes this election can then elect whether to apply the modification guidance (i.e., assume the concession was always contemplated by the contract or assume the concession was not contemplated by the contract). During the six months ended June 30, 2021, the Company’s rent costs were annulled as a result of COVID-19 relief measures applied by the Greek government. The Company assessed that the rent concession qualifies for the election, as the concession did not result in a substantial increase in the rights of the lessor or the obligations of the lessee, and then elected to not evaluate whether this concession provided by the Greek government due to COVID-19 is a lease modification, and further chose to adopt a policy to not account for the concession as a lease modification. Finally, the Company, as a lessee that was contractually released from certain lease payments, accounts the rent concession like a negative variable lease payment.

Recent Accounting Pronouncements- Not Yet Adopted

In July 2021, the FASB issued ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. For public business entities that have adopted ASC 842 as of July 19, 2021, the amendments in ASU 2021-05 are effective for fiscal years beginning after December 15, 2021 and for interim periods within those fiscal years. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.